Related Party Transactions - Schedule of Related Party Transactions (Detail) - CAD ($)	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016
Related Party Transactions [Abstract]
Incurred consulting fees with a company related by a director in common	$ 2,813	$ 0	$ 21,000
Incurred management service fees with a company related by an officer in common	67,500	0	0
Incurred professional service fees with a company related by a director in common	0	0	132,000
Incurred marketing consulting services with a company related by a director in common	0	3,113	5,619
Incurred bottling services from a company related by a director in common	160,642	305,289	218,812
Incurred consulting fees with a company related by an officer in common	0	213,311	150,000
Incurred services from a company related by a director in common	0	1,775	1,055
Purchased supplies from a company related by a director in common	$ 0	$ 1,728	$ 1,273